Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Growth Index Fund
	Aug. 29, 2022
Fidelity Small Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.82%
Since Inception	17.11%
Fidelity Small Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.84%
Since Inception	16.42%
Fidelity Small Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.08%
Since Inception	13.20%
RS014
Average Annual Return:
Past 1 year	2.83%
Since Inception	17.18%	[1]

[1]	A From July 11, 2019